Commitments and contingencies - Outstanding signed commitments (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee outstanding, amount	$ 639,027	$ 583,317	$ 539,251
Scotiabank [member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee outstanding, amount	259,027	253,317	235,000
BBVA Continental [member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee outstanding, amount			190,000
Banco de Credito del Peru [member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee outstanding, amount			$ 114,251
Pacfico Zurich [Member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee outstanding, amount	200,000	200,000
La Positiva [Member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee outstanding, amount	70,000	70,000
Rimac (Travelers) [Member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee outstanding, amount	60,000	$ 60,000
Santander [Member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee outstanding, amount	25,000
MUFG Bank [Member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee outstanding, amount	$ 25,000